Income/(Loss) per share - Basic loss per share and diluted loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended												6 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares	Sep. 30, 2024 CNY (¥) ¥ / shares	Jun. 30, 2024 CNY (¥) ¥ / shares	Mar. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Sep. 30, 2023 CNY (¥) ¥ / shares	Jun. 30, 2023 CNY (¥) ¥ / shares	Mar. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Sep. 30, 2022 CNY (¥) ¥ / shares	Jun. 30, 2022 CNY (¥) ¥ / shares	Mar. 31, 2022 CNY (¥) ¥ / shares	Jun. 30, 2024 CNY (¥) ¥ / shares	Jun. 30, 2023 CNY (¥) ¥ / shares	Jun. 30, 2022 CNY (¥) ¥ / shares	Sep. 30, 2023 CNY (¥) ¥ / shares	Sep. 30, 2022 CNY (¥) ¥ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net Income (Loss)	¥ (27,842)	¥ 4,246	¥ 10,262	¥ (200)	¥ 13,698	¥ 49,010	¥ 20,362	¥ 5,674	¥ (339,875)	¥ (102,751)	¥ (190,619)	¥ (97,508)	¥ 10,062	¥ 26,036	¥ (288,127)	¥ 75,046	¥ (390,878)	¥ (13,534)	$ (1,854)	¥ 88,744	¥ (730,753)
Net (loss)/income attributable to ordinary shareholders - basic and diluted			¥ 10,262	¥ (200)	¥ 13,698	¥ 49,010	¥ 20,362	¥ 5,674	¥ (339,875)	¥ (102,751)	¥ (190,619)	¥ (97,508)	¥ 10,062	¥ 26,036	¥ (288,127)	¥ 75,046	¥ (390,878)	¥ (13,534)	$ (1,854)	¥ 88,744	¥ (730,753)
Denominator:
Weighted average number of ordinary shares outstanding - basic																		511,369,585	511,369,585	519,802,240	518,307,406
Weighted average number of ordinary shares outstanding - diluted																		511,369,585	511,369,585	519,802,240	518,307,406
Net (loss)/income per share - basic | (per share)	¥ (0.06)	¥ 0.01	¥ 0.02	¥ 0	¥ 0.03	¥ 0.09	¥ 0.04	¥ 0.01	¥ (0.66)	¥ (0.2)	¥ (0.37)	¥ (0.19)	¥ 0.02	¥ 0.05	¥ (0.56)	¥ 0.14	¥ (0.75)	¥ (0.03)	$ 0	¥ 0.17	¥ (1.41)
Net (loss)/income per share - diluted | (per share)	¥ (0.06)	¥ 0.01	¥ 0.02	¥ 0	¥ 0.03	¥ 0.09	¥ 0.04	¥ 0.01			¥ (0.37)	¥ (0.19)	¥ 0.02	¥ 0.05	¥ (0.56)	¥ 0.14	¥ (0.75)	¥ (0.03)	$ 0	¥ 0.17	¥ (1.41)